o BT INSTITUTIONAL FUNDS o

                                  INSTITUTIONAL
                               TREASURY MONEY FUND

                                  ANNUAL REPORT
                                  -------------
                                 DECEMBER o 1998
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INSTITUTIONAL TREASURY MONEY FUND
TABLE OF CONTENTS
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              LETTER TO SHAREHOLDERS ..................................      3

              INSTITUTIONAL TREASURY MONEY FUND
                 Statement of Assets and Liabilities ..................      5
                 Statement of Operations ..............................      5
                 Statements of Changes in Net Assets ..................      6
                 Financial Highlights .................................      7
                 Notes to Financial Statements ........................      8
                 Report of Independent Accountants ....................      9

              TREASURY MONEY PORTFOLIO
                Statement of Net Assets ...............................      10
                Statement of Operations ...............................      12
                Statements of Changes in Net Assets ...................      13
                Financial Highlights ..................................      13
                Notes to Financial Statements .........................      14
                Report of Independent Accountants .....................      15





                             ---------------------
The Fund is not insured by the FDIC and is not a deposit, obligation of or guaranteed by Bankers Trust Company. The Fund is subject to investment risks, including possible loss of principal amount invested.
                             ---------------------


                                       2
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INSTITUTIONAL TREASURY MONEY FUND
LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------
We are pleased to present you with this annual report for the BT Institutional Treasury Money Fund (the "Fund"), providing a detailed review of the market, the Portfolio, and our outlook. Included are a complete financial summary of the Fund's operations and a listing of the Portfolio's holdings.

MARKET ACTIVITY
THE TREASURY MARKET WAS DOMINATED THROUGHOUT 1998 BY THE GLOBAL FINANCIAL CRISIS, WHICH BEGAN IN SOUTHEAST ASIA AND SPREAD TO COUNTRIES AROUND THE WORLD.
o During the first half of the year, the hangover effects of the Southeast Asian financial crisis spread to Hong Kong and Japan. This both focused the U.S. markets on that region and also supported a flight to quality and, in turn, a U.S. Treasury rally.
o In the second half of 1998, Russia devalued its currency and defaulted on its domestic debt, despite an International Monetary Fund (IMF) bailout attempt; weak commodity prices dampened the economic outlook for Latin America in general and Brazil in particular; and economic instability in Asia was ongoing. All of this buoyed the U.S. Treasury rally.

CONCERNS OVER THE IMPACT OF FOREIGN TURMOIL ON U.S. ECONOMIC GROWTH DID NOT SURFACE UNTIL THE SECOND HALF OF THE YEAR.
o Interest rates in the first six months remained relatively stable. The combination of a strong economy--especially in the service sector--and low inflation allowed the Federal Reserve Board to keep interest rates unchanged at 5.5%.
o During the third quarter, investors began to focus more heavily on the Asian contagion and on the political problems in the Clinton administration. In addition, a major leveraged hedge fund went bankrupt, requiring a bailout by a consortium of Wall Street firms. The announcement of this Fed-orchestrated bailout package forced corporate credit spreads to widen significantly and liquidity to decrease. This led, in turn, to a further rally in U.S. Treasuries plus significant buying of high quality domestic paper.

CITING BOTH GLOBAL AND U.S. DEVELOPMENTS AND THEIR PROSPECTS ON THE U.S. ECONOMY, THE FEDERAL RESERVE BOARD EFFECTIVELY BATTLED INVESTORS' GROWING RISK AVERSION AND ESCALATING ILLIQUIDITY WITH THREE RAPID CUTS OF INTEREST RATES IN THE SECOND HALF OF THE YEAR. These easing moves of 0.25% each--on September 29, October 15, and November 17--restored the financial markets to a more peaceful state and allowed the short-term fixed income markets, in particular, to finish out the year on a relatively calm note.

                                     RATINGS
                                    S&P: AAAm
                                  Moody's: AAA

THE TREASURY MARKET ALSO BENEFITED FROM VOLATILITY IN THE EQUITY MARKETS. This volatility buoyed a rally in the U.S. fixed income market in general and strong cash inflows into the Treasury market in particular. Investors moved assets from equity funds, both domestic and foreign, seeking both the greater liquidity and the perceived safety of the Treasury market. Also fueling positive fixed income market sentiment toward the end of the year was a plunge in oil prices and other commodities to their lowest level in decades.

                          STATUS AT DECEMBER 31, 1998
                        Seven day effective yield: 4.71%
                            Average maturity: 46 days
                          Net Assets: $1,728.8 million

                    DIVERSIFICATION OF PORTFOLIO INVESTMENTS
                      By Asset Type as of December 31, 1998
                      (PERCENTAGES ARE BASED ON NET ASSETS)

[PIE CHART]

Repurchase Agreements 69%

U.S. Treasury Bills 10%

U.S. Treasury Notes 21%



INVESTMENT REVIEW
By staying disciplined to the purchase of high quality instruments and actively adjusting sector allocation as market conditions changed, we were able to produce highly competitive yields in the Institutional Treasury Money Fund.

--------------------------------------------------------------------------------
 PERIOD ENDED           ANNUALIZED 7 DAY    ANNUALIZED 7 DAY
 DECEMBER 31, 1998        CURRENT YIELD      EFFECTIVE YIELD
--------------------------------------------------------------------------------

 BT Institutional
  Treasury Money Fund*        4.61%              4.71%
--------------------------------------------------------------------------------
 IBC U.S. Treasury and Repo
  Money Funds Average         4.20%              4.29%
--------------------------------------------------------------------------------

We maintained a neutral, close-to-the benchmark weighted average maturity position through most of the first half of the year and began to extend in the third quarter. The uncertainty surrounding the Asian financial crisis caused a "flight to quality" trade, whereby investors bought a large amount of U.S. Treasury securities. This demand factor, combined with the smaller issuance of securities by the Treasury, forced the interest rate spread between short-term U.S. Treasury securities and repurchase agreements to become extremely wide. Thus, we decided to extend the portfolio through term repurchase agreements with high quality dealers in order to maintain portfolio yield while adding very little risk. This strategy proved to be effective in producing competitive Fund returns.

----------------
* Past performance is not indicative of future results. Yields will vary. Yield quotes for money market funds most closely reflect the fund's current earnings. Although money market funds seek to maintain a share value of $1.00 per share, it is possible to lose money by investing in the Fund. "Current yield" refers to the income generated by an investment in the Fund over a 7-day period. This income is then "annualized." The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The "effective yield" will be slightly higher than the "current yield" because of the compounding effect of this assumed reinvestment. MUTUAL FUNDS ARE NOT BANK DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT GUARANTEED BY ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN MUTUAL FUNDS INVOLVES INVESTMENT RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

                                       3
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INSTITUTIONAL TREASURY MONEY FUND
LETTER TO SHAREHOLDERS
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MANAGER OUTLOOK
Economic and financial market performance have run on virtually parallel tracks in 1998, and that pattern seems likely to persist into 1999. Looking ahead for the near term, we believe the Treasury markets should remain fairly positive, though largely range-bound, without the dramatic rally of the year 1998.
o Strong momentum in the U.S. economy--in terms of consumer spending, employment, housing, and business investment--should carry into early 1999, before weakening later in the year.
o The global economic crisis continues to loom and we anticipate GDP growth of around 2.5% in 1999--a positive backdrop for inflation to stay low and for the safe haven status of U.S. Treasuries to continue.
o We believe Federal Reserve Board monetary policy is likely on hold, not changing interest rates for the foreseeable future in the face of solid economic growth, healthy financial markets, and the recent softening of the dollar.

Given this scenario and the slightly positive yield curve, we intend to stay slightly longer than our benchmark for the near term. At the same time, we will look to take advantage of any spike in yields or any issue-specific attractive value opportunities when they arise.

We will continue to closely observe economic conditions and how they affect the financial markets, as we seek to provide high current income consistent with liquidity and capital preservation.

As always, we appreciate your ongoing support of the BT Institutional Treasury Money Fund, and we look forward to continuing to serve your investment needs for many years ahead.

                                /s/ Darlene M. Rasel
                                -------------------
                                    Darlene M. Rasel
                Portfolio Manager of the Treasury Money Portfolio
                                December 31, 1998

                                       4
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
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INSTITUTIONAL TREASURY MONEY FUND
STATEMENT OF ASSETS AND LIABILITIES DECEMBER 31, 1998
--------------------------------------------------------------------------------------------------------------------
ASSETS
   Investment in Treasury Money Portfolio, at Value ...............................................   $1,729,166,771
   Prepaid Expenses ...............................................................................           39,745
                                                                                                      --------------
Total Assets ......................................................................................    1,729,206,516
                                                                                                      --------------
LIABILITIES
   Due to Bankers Trust ...........................................................................           46,526
   Dividends Payable ..............................................................................          218,916
   Accrued Expenses ...............................................................................           98,714
                                                                                                      --------------
Total Liabilities .................................................................................          364,156
                                                                                                      --------------
NET ASSETS ........................................................................................   $1,728,842,360
                                                                                                      --------------
SHARES OUTSTANDING ($0.001 par value per share, unlimited number of shares of
beneficial interest authorized)....................................................................    1,728,477,540
                                                                                                      ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE (net assets divided by shares
outstanding).......................................................................................   $         1.00
                                                                                                      ==============
COMPOSITION OF NET ASSETS
   Paid-in Capital ................................................................................   $1,728,477,540
   Accumulated Net Realized Gain from Investment Transactions .....................................          356,742
                                                                                                      --------------
NET ASSETS, DECEMBER 31, 1998 .....................................................................   $1,728,834,282
                                                                                                      ==============

--------------------------------------------------------------------------------------------------------------------
STATEMENT OF OPERATIONS FOR THE  YEAR ENDED DECEMBER 31, 1998
--------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Income Allocated from Treasury Money Portfolio, net ......     $ 106,963,627
                                                                  -------------
EXPENSES
   Administration and Services Fees .........................         1,034,694
   Registration Fees ........................................            14,804
   Professional Fees ........................................            30,629
   Printing and Shareholder Reports .........................            11,000
   Trustees Fees ............................................             2,954
   Miscellaneous ............................................            39,603
                                                                  -------------
   Total Expenses ...........................................         1,133,684
   Less: Expenses Absorbed by Bankers Trust .................           (98,990)
                                                                  -------------
      Net Expenses ..........................................         1,034,694
                                                                  -------------
NET INVESTMENT INCOME .......................................       105,928,933
NET REALIZED GAIN FROM INVESTMENT TRANSACTIONS ..............           199,282
                                                                  -------------
NET INCREASE IN NET ASSETS FROM OPERATIONS ..................     $ 106,128,215
                                                                  =============

                       See Notes to Financial Statements.

                                       5
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INSTITUTIONAL TREASURY MONEY FUND
STATEMENTS OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------------------------------------------------

                                                                                          FOR THE            FOR THE
                                                                                         YEAR ENDED         YEAR ENDED
                                                                                    DECEMBER 31, 1998  DECEMBER 31, 1997
                                                                                   ------------------ ------------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
   Net Investment Income .........................................................   $    105,928,933    $     86,192,280
   Net Realized Gain from Investment Transactions ................................            199,282               7,796
                                                                                     ----------------    ----------------
Net Increase in Net Assets from Operations .......................................        106,128,215          86,200,076
                                                                                     ----------------    ----------------
DISTRIBUTIONS TO SHAREHOLDERS
   Net Investment Income .........................................................       (105,937,011)        (86,192,280)
                                                                                     ----------------    ----------------
Total Distributions ..............................................................       (105,937,011)        (86,192,280)
                                                                                     ----------------    ----------------
CAPITAL TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
   (at Net Asset Value of $1.00 per share)
   Proceeds from Sales of Shares .................................................     15,298,889,115      12,747,952,607
   Dividend Reinvestments ........................................................         73,703,414          50,201,504
   Cost of Shares Sold ...........................................................    (15,496,583,149)    (12,369,833,138)
                                                                                     ----------------    ----------------
Net Increase (Decrease) from Capital Transactions in Shares of Beneficial
 Interest.........................................................................       (123,990,620)        428,320,973
                                                                                     ----------------    ----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS ..........................................       (123,799,416)        428,328,769
NET ASSETS
Beginning of Year ................................................................      1,852,633,698       1,424,304,929
                                                                                     ----------------    ----------------
End of Year ......................................................................   $  1,728,834,282    $  1,852,633,698
                                                                                     ================    ================

                       See Notes to Financial Statements.

                                       6
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
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INSTITUTIONAL TREASURY MONEY FUND
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------------------------------------------------
Contained below are selected data for a share outstanding, total investment return, ratios to average net assets and other supplemental data for each of the years indicated for the Institutional Treasury Money Fund.

                                                                                       FOR THE YEARS ENDED DECEMBER 31,
                                                     -------------------------------------------------------------------------------
                                                                 1998          1997           1996          1995         1994
                                                                 ----          ----           ----          ----        ----
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF YEAR .....................   $      1.00    $      1.00    $      1.00    $      1.00    $   1.00
                                                           -----------    -----------    -----------    -----------    --------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income ...............................          0.05           0.05           0.05           0.06        0.04
   Net Realized Gain (Loss) from Investment
   Transactions ........................................          0.00(1)        0.00(1)        0.00(1)        0.00(1)    (0.00)(1)
                                                           -----------    -----------    -----------    -----------    --------
Total from Investment Operations .......................          0.05           0.05           0.05           0.06        0.04
                                                           -----------    -----------    -----------    -----------    --------
DISTRIBUTIONS TO SHAREHOLDERS
   Net Investment Income ...............................         (0.05)         (0.05)         (0.05)         (0.06)      (0.04)
                                                           -----------    -----------    -----------    -----------    --------
NET ASSET VALUE, END OF YEAR ...........................   $      1.00    $      1.00    $      1.00    $      1.00    $   1.00
                                                           ===========    ===========    ===========    ===========    ========

TOTAL INVESTMENT RETURN ................................          5.28%          5.42%          5.22%          5.71%       3.92%
SUPPLEMENTAL DATA AND RATIOS:
   Net Assets, End of Year (000s omitted) ..............   $ 1,728,834    $ 1,852,634    $ 1,424,305    $ 1,325,069    $182,101
   Ratios to Average Net Assets:
      Net Investment Income ............................          5.16%          5.26%          5.10%          5.53%       3.97%
      Expenses, Including Expenses of the
        Treasury Money Portfolio .......................          0.25%          0.25%          0.25%          0.25%       0.25%
      Decrease Reflected in Above Expense Ratio Due
        to Absorption of Expenses by Bankers Trust .....          0.01%          0.02%          0.01%          0.07%       0.04%

---------------------
1 Less than $0.01 per share.

                       See Notes to Financial Statements.

                                       7
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INSTITUTIONAL TREASURY MONEY FUND
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
NOTE 1--ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
A. ORGANIZATION
BT Institutional Funds (the "Trust") is registered under the Investment Company
Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Trust was organized on March 26, 1990, as an unincorporated business trust under the laws of the Commonwealth of Massachusetts. The
Institutional Treasury Money Fund (the "Fund") is one of the institutional funds offered to investors by the Trust. The Fund commenced operations and began offering shares of beneficial interest on July 25, 1990. The Fund invests substantially all of its assets in the Treasury Money Portfolio (the
"Portfolio"). The Portfolio is an open-end management investment company registered under the Act. The value of the Fund's investment in the Portfolio reflects its proportionate interest in the net assets of the Portfolio. At
December 31, 1998, the Fund's investment was approximately 85% of the Portfolio.

The financial statements of the Portfolio, including a list of assets held, are contained elsewhere in this report and should be read in conjunction with these Financial Statements.

B. VALUATION
Valuation of securities by the Portfolio is discussed in Note 1B of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

C. INVESTMENT INCOME
The Fund earns income, net of expenses, daily on its investment in the Portfolio. All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

D. DISTRIBUTIONS
It is the Fund's policy to declare dividends daily and pay them monthly to shareholders from net investment income. Dividends and distributions payable to shareholders are recorded by the Fund on the ex-dividend date. Distributions of net realized short-term and long-term capital gains, if any, earned by the Fund are made annually to the extent they exceed capital loss carryforwards.

E. FEDERAL INCOME TAXES
It is the Fund's policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required.

F. OTHER
The Trust accounts separately for the assets, liabilities, and operations of the Fund. Expenses directly attributable to a Fund are charged to that Fund, while expenses that are attributable to all of the Trust's Funds are allocated among them. Investment transactions are accounted for on a trade date basis. Realized gains and losses are determined on a trade date basis.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

NOTE 2--FEES AND TRANSACTIONS WITH AFFILIATES
The Fund has entered into an Administration and Services Agreement with Bankers
Trust Company ("Bankers Trust"). Under this Administration and Services
Agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to the Fund in return for a fee computed daily and paid monthly at an annual rate of .05% of the Fund's average daily net assets.

Bankers Trust has voluntarily undertaken to waive its fees and reimburse expenses of the Fund, to the extent necessary, to limit all expenses to .05% of the average daily net assets of the Fund, excluding expenses of the Portfolio and .25% of the average daily net assets of the Fund, including expenses of the Portfolio.

ICC Distributors, Inc., a member of the Forum Group of Companies, provides distribution services to the Fund. For the year ended December 31, 1998, there were no reimbursable expenses incurred under this agreement.

The Portfolio in which the Fund invests in is a participant with other affiliated entities in a revolving credit facility and a discretionary demand line of credit facility (collectively the "credit facilities") in the amounts of $50,000,000 and $100,000,000, respectively, which expire March 15, 1999. A commitment fee of .07% per annum on the average daily amount of the available commitment is payable on a quarterly basis and apportioned equally amongst all participants. Amounts borrowed under the credit facilities will bear interest at a rate per annum equal to the Federal Funds Rate plus .45%. No amounts were drawn down or outstanding under the credit facilities as of and for the year ended December 31, 1998.

                                       8
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INSTITUTIONAL TREASURY MONEY FUND
REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------
To the Trustees of BT Institutional Funds and Shareholders of
Institutional Treasury Money Fund:

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Institutional Treasury Money Fund (one of the funds comprising BT
Institutional Funds, hereafter referred to as the "Fund") at December 31, 1998, and the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1998 by correspondence with the transfer agent, provide a reasonable basis for the opinion expressed above.



PricewaterhouseCoopers LLP
Baltimore, Maryland
February 5, 1999

                                       9
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TREASURY MONEY PORTFOLIO
STATEMENT OF NET ASSETS DECEMBER 31, 1998
-----------------------------------------------------------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                DESCRIPTION                                                                                   VALUE
   ------                -----------                                                                                   -----

              U.S. TREASURY BILLS - 9.6%
$ 25,000,000   4.00%, 1/21/99 ...................................................................................      $ 24,940,417
  50,000,000   4.34%, 2/18/99 ...................................................................................        49,710,333
  75,000,000   4.79%, 3/11/99 ...................................................................................        74,374,688
  47,000,000   4.39%, 7/1/99 ....................................................................................        45,962,619
                                                                                                                       ------------

TOTAL U.S. TREASURY BILLS (Amortized Cost $194,988,057) .........................................................       194,988,057
                                                                                                                       ------------

              U.S. TREASURY NOTES - 20.9%
 122,000,000   6.37%, 4/30/99 ...................................................................................       122,658,417
  72,000,000   6.50%, 4/30/99 ...................................................................................        72,412,630
 139,000,000   6.00%, 6/30/99 ...................................................................................       139,614,386
  15,000,000   6.37%, 7/15/99 ...................................................................................        15,124,897
  77,000,000   5.87%, 8/31/99 ...................................................................................        77,535,045
                                                                                                                       ------------

TOTAL U.S. TREASURY NOTES (Amortized Cost $427,345,375) .........................................................       427,345,375
                                                                                                                       ------------

               REPURCHASE AGREEMENTS - 69.4%

   90,000,000   Tri-Party Repurchase Agreement with Canadian Imperial Bank, Dated
                 12/31/98, 4.70%, principal and interest in the amount of
                 $90,011,750 due 01/04/99 (Collateralized by U.S. Treasury
                 Bond, par value of $225,000 coupon rate of 10.375%, due
                 11/15/12, value of $356,139; U.S. Treasury Note, par value of
                 $77,975,000, coupon rate of 7.5%, due 02/15/05, value of $91,450,246) ..........................        90,000,000

  90,000,000    Tri-Party Repurchase Agreement with Chase Manhattan Bank , Dated
                 12/31/98, 4.25%, principal and interest in the amount of
                 $90,010,625, due 01/04/99, (Collateralized by U.S. Treasury
                 Notes, par value $86,456,000, coupon rate of 6.12% to 6.62%,
                 due from 05/15/99 to 08/15/07, value of $91,803,780) ...........................................        90,000,000

  90,000,000    Tri-Party Repurchase Agreement with Deutsche Bank, Dated 12/31/98,
                 4.9%, principal and interest in the amount of $90,012,250, due
                 01/04/99 (Collateralized by U.S. Treasury Notes, par value of
                 $87,466,000, coupon rate of 6.625% to 6.375%, due from
                 05/15/99 to 7/31/01, value of $91,800,519) .....................................................        90,000,000

  90,000,000    Open Tri-Party Repurchase Agreement with Credit Suisse First
                 Boston, Dated 12/31/98, 4.8%, daily variable rate, principal amount of $90,000,000, interest amount varies dependent on rate, due 12/31/99 (Collateralized by U.S. Treasury Note, par
                 value of $82,245,000, coupon rate of 7.25%, due 05/15/04, value
                 of $92,923,917) ................................................................................        90,000,000

 122,164,602    Tri-Party Repurchase Agreement with Goldman Sachs, Dated
                 12/31/98, 4.5%, principal and interest in the amount of
                 $122,179,873, due 01/04/99 (Collateralized by U.S. Treasury
                 Notes, par value of $39,316,978, coupon rate of 5.25% to 6.5%, due 08/15/03 to 10/15/06, value of $39,904,649; U.S. Treasury
                 Bond, par value of $83,838,361, coupon rate of 10.375%, due
                 11/15/09, value of $84,703,739) ................................................................       122,164,602

 200,000,000    Tri-Party Repurchase Agreement with Greenwich Capital, Dated
                 11/25/98, 4.90% principal and interest in the amount of
                 $200,027,222, due 1/19/99, (Collateralized by U.S. Treasury
                 Strips, par value of $386,757,000, rate of 10%, due from
                 05/15/10 to 05/15/12, value of $204,001,049)....................................................       200,000,000

  90,000,000    Tri-Party Repurchase Agreement with JP Morgan, Dated 12/31/98,
                 4.85%, principal and interest in the amount $90,012,125, due
                 01/04/99, (Collateralized by U.S. Treasury Notes $80,561,000,
                 coupon rate of 6.875%, due 05/15/06, value of $91,800,644)
                                                                                                                         90,000,000

  90,000,000    Tri-Party Repurchase Agreement with Merrill Lynch, Dated 12/31/98,
                 4.75%, principal and interest in the amount of $90,011,875, due 01/04/99 (Collateralized by U.S. Treasury Strips, par
                 value of $256,051,000, coupon rates of 8.75% to 8.87%, due
                 from 05/15/17 to 08/15/17, value of $91,801,576) ...............................................        90,000,000

                       See Notes to Financial Statements.
                                       10
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TREASURY MONEY PORTFOLIO
STATEMENT OF NET ASSETS DECEMBER 31, 1998
-----------------------------------------------------------------------------------------------------------------------------------
  PRINCIPAL
   AMOUNT                DESCRIPTION                                                                                   VALUE
   ------                -----------                                                                                   -----

$163,200,000    Tri-Party Repurchase Agreement with Swiss Bank Corp., Dated
                 12/31/98, 3.75%, principal and interest in the amount of
                 $163,217,000, due 01/04/99 (Collateralized by U.S. Treasury
                 Notes, par value of $71,505,000, coupon rates of 5.75% to
                 7.00%, due from 10/31/00 to 07/15/06, value of $79,421,437;
                 U.S. Treasury Bond, par value of $74,012,000, coupon rate of
                 8.75%, due 11/15/08, value of $87,090,275) .....................................................    $  163,200,000

  90,000,000    Tri-Party Repurchase Agreement with Swiss Bank Corp.,
                 Dated 12/04/98, 4.95%, principal and interest in the amount of
                 $90,012,375, due 01/04/99 (Collateralized by U.S. Treasury
                 Bond, par value of $1,356,000, coupon rate of 8.125%, due
                 05/15/21, value of $1,843,541; U.S. Treasury Strips, par value of $273,470,000, coupon rates of 7.04% to 12.0%, due from
                 11/15/00 to 11/15/24, value of $91,138,338) ....................................................        90,000,000

 300,000,000    Open Tri-Party Repurchase Agreement with West Deutsche Landesbank,
                 Dated 12/31/98, 4.89%, daily variable rate, principal amount of $300,000,000, interest amount varies dependent on rate, due
                 12/31/99 (Collateralized by U.S. Treasury Notes, par value of
                 $290,931,000, coupon rates of 5.50% to 8.875%, due from
                 02/28/99 to 08/15/25, value of $306,018,620) ...................................................       300,000,000
                                                                                                                     --------------

TOTAL REPURCHASE AGREEMENTS (Amortized Cost $1,415,364,602) .....................................................     1,415,364,602
                                                                                                                     --------------

TOTAL INVESTMENTS
(Amortized Cost $2,037,698,034) ............................................................................  99.9%   $2,037,698,034
OTHER ASSETS IN EXCESS OF LIABILITIES ......................................................................   0.1%          948,395
                                                                                                             -----    --------------
TOTAL NET ASSETS ........................................................................................... 100.0%   $2,038,646,429
                                                                                                             =====    ==============

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
TREASURY MONEY PORTFOLIO
STATEMENT OF OPERATIONS FOR THE YEAR ENDED DECEMBER 31, 1998
--------------------------------------------------------------------------------
INVESTMENT INCOME
   Interest ...............................................       $ 131,987,681
                                                                  -------------
EXPENSES
   Advisory Fees ..........................................           3,666,082
   Administration and Service Fees ........................           1,222,027
   Professional Fees ......................................              47,911
   Trustees Fees ..........................................               1,738
   Miscellaneous ..........................................               3,364
                                                                  -------------
TOTAL EXPENSES ............................................           4,941,122
   Less: Expenses Absorbed by Bankers Trust ...............             (52,678)
                                                                  -------------
      Net Expenses ........................................           4,888,444
                                                                  -------------
NET INVESTMENT INCOME .....................................         127,099,237
NET REALIZED GAIN FROM INVESTMENT TRANSACTIONS ............             236,294
                                                                  -------------
NET INCREASE IN NET ASSETS FROM OPERATIONS ................       $ 127,335,531
                                                                  =============

                       See Notes to Financial Statements.

-------------------------------------------------------------------------------------------------------------
TREASURY MONEY PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------------------------------------

                                                                             FOR THE            FOR THE
                                                                           YEAR ENDED         YEAR ENDED
                                                                        DECEMBER 31, 1998  DECEMBER 31, 1997
                                                                       ------------------ ------------------
INCREASE (DECREASE)  IN NET ASSETS FROM:
OPERATIONS
   Net Investment Income .............................................  $    127,099,237    $    108,213,323
   Net Realized Gain from Investment Transactions ....................           236,294               7,627
                                                                        ----------------    ----------------
Net Increase in Net Assets Resulting from Operations .................       127,335,531         108,220,950
                                                                        ----------------    ----------------
CAPITAL TRANSACTIONS
   Proceeds from Capital Invested ....................................    23,769,168,473      12,977,569,030
   Value of Capital Withdrawn ........................................   (23,977,157,512)    (12,946,202,889)
                                                                        ----------------    ----------------
Net Increase (Decrease) in Net Assets from Capital Share Transactions.      (207,989,039)         31,366,141
                                                                        ----------------    ----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS ..............................       (80,653,508)        139,587,091
NET ASSETS
Beginning of Year ....................................................     2,119,299,937       1,979,712,846
                                                                        ----------------    ----------------
End of Year ..........................................................  $  2,038,646,429    $  2,119,299,937
                                                                        ================    ================

----------------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
----------------------------------------------------------------------------------------------------------------------------------
Contained below are selected ratios and supplemental data for each of the periods indicated for the Treasury Money Portfolio.

                                                                         FOR THE YEARS ENDED DECEMBER 31,
                                              ------------------------------------------------------------------------------------
                                                     1998            1997             1996             1995            1994
                                                 ----------       ----------       ----------       ----------      ----------
SUPPLEMENTAL DATA AND RATIOS:
   Net Assets, End of Year (000s omitted) ..  $   2,038,646    $   2,119,300    $   1,979,713    $   1,941,082    $   882,775
   Ratios to Average Net Assets:
      Net Investment Income ................           5.23%            5.29%            5.14%            5.58%          3.93%
      Expenses .............................           0.20%            0.20%            0.20%            0.20%          0.20%
      Decrease Reflected in Above Expense
        Ratio Due to Absorption of Expenses.
        by Bankers Trust ...................           0.00%(1)         0.00%(1)         0.00%(1)          0.01%          0.01%

-------------------
1 Less than 0.01%.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
TREASURY MONEY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
NOTE 1--ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
A. ORGANIZATION
The Treasury Money Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Portfolio was organized on March 26, 1990, as an unincorporated trust under the laws of New York, and commenced operation on July 23, 1990. The Declaration of Trust permits the Board of Trustees (the "Trustees") to issue beneficial interests in the Portfolio.

B. SECURITY VALUATION
Investments are valued at amortized cost, which is in accordance with Rule 2a-7 of the Investment Company Act of 1940 and represents the fair value of the Portfolio's investments.

C. SECURITY TRANSACTIONS AND INTEREST INCOME
Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis and includes amortization of premium and accretion of discount on investments. Expenses are recorded as incurred. Realized gains and losses from securities transactions are recorded on the identified cost basis.

All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

D. REPURCHASE AGREEMENTS
The Portfolio may enter into repurchase agreements with financial institutions deemed to be creditworthy by the Portfolio's Investment Advisor, subject to the seller's agreement to repurchase such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Portfolio's custodian, and pursuant to the terms of the repurchase agreements must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Portfolio will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Portfolio maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller. However, in the event of default or bankruptcy by the seller, realization and/or retention of the collateral may be subject to legal proceedings.

The Fund may enter into tri-party repurchase agreements with broker-dealers, and domestic banks. A repurchase agreement is a short-term investment in which the Fund buys a debt security that the broker agrees to purchase at a set time and price. The third party, which is the brokers custodial bank, holds the collateral in a separate account until the repurchase agreement matures. The agreement ensures that the collateral's market value, including any accrued interest, is sufficient if the broker defaults.

E. FEDERAL INCOME TAXES
The Portfolio is considered to be a partnership under the Internal Revenue Code. Therefore, no federal income tax provision is required.

F. OTHER
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

NOTE 2--FEES AND TRANSACTIONS WITH AFFILIATES
The Portfolio has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"). Under this Administration and Services Agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to the Portfolio in return for a fee computed daily and paid monthly at an annual rate of .05% of the Portfolio's average daily net assets. For the year ended December 31, 1998, administrative and service fees amounted to $1,222,027, of which $89,172 was payable at the end of the period.

The Portfolio has entered into an Advisory Agreement with Bankers Trust. Under this Advisory Agreement, the Portfolio pays Bankers Trust an advisory fee computed daily and paid monthly at an annual rate of .15% of the Portfolio's average daily net assets. For the year ended December 31, 1998, advisory fees amounted to $3,666,082, of which $243,290 was payable at the end of the period.

Bankers Trust has voluntarily undertaken to waive its fees and reimburse expenses of the Portfolio, to the extent necessary, to limit all expenses to
 .20% of the average daily net assets of the Portfolio.

The BT Treasury Money Portfolio is a participant with other affiliated entities in a revolving credit facility and a discretionary demand line of credit facility (collectively the "credit facilities") in the amounts of $50,000,000 and $100,000,000, respectively, which expire March 15, 1999. A commitment fee of
 .07% per annum on the average daily amount of the available commitment is payable on a quarterly basis and apportioned equally among all participants. Amounts borrowed under the credit facilities will bear interest at a rate per annum equal to the Federal Funds Rate plus .45%. No amounts were drawn down or outstanding under the credit facilities as of and for the year ended December 31, 1998.

NOTE 3--NET ASSETS
At December 31, 1998, net assets consisted of:
Paid-in-Capital                                     $2,038,646,429
                                                    ==============

--------------------------------------------------------------------------------
TREASURY MONEY PORTFOLIO
REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------
To the Trustees and Holders of Beneficial Interest of
Treasury Money Portfolio:

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Treasury Money Portfolio (the "Portfolio") at December 31, 1998, and the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
Baltimore, Maryland
February 5, 1999

BT INSTITUTIONAL FUNDS
INSTITUTIONAL TREASURY MONEY FUND

INVESTMENT ADVISOR AND ADMINISTRATOR OF THE FUND
BANKERS TRUST COMPANY
130 Liberty Street
New York, NY  10006

DISTRIBUTOR
ICC DISTRIBUTORS, INC.
P.O. Box 7558
Portland, ME 04112-9892

CUSTODIAN AND TRANSFER AGENT
BANKERS TRUST COMPANY
130 Liberty Street
New York, NY  10006

INDEPENDENT ACCOUNTANTS
PRICEWATERHOUSECOOPERSLLP
250 West Pratt Street
Baltimore, MD 21201

COUNSEL
WILLKIE FARR & GALLAGHER
787 7th Avenue
New York, NY  10019

                            -----------------------
For information on how to invest, shareholder account information and current price and yield information, please contact your relationship manager or the BT Mutual Fund Service Center at (800) 368-4031. This report must be preceded or accompanied by a current prospectus for the Fund.
                            -----------------------
                                                           Cusip#055924203
                                                           STA480200 (12/98)